Related Party Transactions	2 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2014
KSix Media, Inc. and Subsidiaries [Member]
Related Party Transactions

8 RELATED PARTY TRANSACTIONS

The Company’s chief executive officer has advanced, on a non-interest bearing basis, the Company an aggregate of $80,325 at December 31, 2014, which was used for working capital. The advances have no set maturity date and the Company plans on repaying when cash flow becomes available.

KSix, LLC and Affiliate [Member]
Related Party Transactions

4 RELATED PARTY TRANSACTIONS

The Company has received various cash advances from an affiliated Company. The advances are evidenced by promissory notes bearing interest at 5% per annum and are collateralized by substantially all of the assets of the Company. The notes require payments of interest only and are due and payable on December 15, 2015. As of December 31, 2014 and 2013 the amounts due are $0 and $540,500 respectively.